Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued professional fees	$ 125	$ 388
Accrued legal contingency	9,642	9,594
HMRC payable	360	136
Investment payable	8,000
Accrued board of directors’ fees, year to date	206
Accrued other	111	14
Total accrued expenses and other current liabilities	$ 18,444	$ 10,132